Accounting Policies	6 Months Ended
Jun. 30, 2013
Accounting Policies
Accounting Policies

2. Accounting Policies

Use of Estimates

        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from those estimates.